CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
(Loss)/profit for the year	$ (24,018)	$ (41,009)	$ 875
Adjustments to reconcile net profit/(loss) to cash provided by operating activities:
Depreciation	831	1,410	1,827
Amortisation	946	923	917
Income tax credit	(59)	(192)	(167)
Financial income	(1,171)	(303)	(1,223)
Financial expense	11,053	24,745	7,097
Share-based payments (net of capitalized amounts)	2,069	1,755	1,100
Foreign exchange gains on operating cash flows	238	(76)	(251)
Loss/(gain) on disposal or retirement of property, plant and equipment	0	2	(1)
Movement in inventory provision	2,291	7,391	5,589
Impairment of prepayments	0	482	583
Impairment of property, plant and equipment	3,772	733	2,508
Impairment of intangible assets	5,833	4,624	3,853
Impairment of financial assets	1,500	0	0
Gain on sale of business	(12,718)	0	0
Other non-cash items	257	269	(5,317)
Operating cash flows before changes in working capital	(9,176)	754	17,390
Decrease/(increase) in trade and other receivables	1,047	(966)	6,236
Increase in inventories	(971)	(877)	(4,406)
(Decrease)/increase in trade and other payables	(2,769)	181	(7,591)
Cash (used in)/generated from operations	(11,869)	(908)	11,629
Interest paid	0	0	(11)
Interest received	0	2	1
Income taxes received/(paid)	312	(15)	1,619
Net cash (used in)/generated by operating activities	(11,557)	(921)	13,238
Cash flows from investing activities
Payments to acquire intangible assets	(1,901)	(4,876)	(6,879)
Acquisition of property, plant and equipment	(803)	(1,101)	(1,812)
Payments to acquire financial asset	(700)	0	0
Proceeds from sale of business (net of transaction costs)	28,160	0	0
Net cash generated by/(used in) investing activities	24,756	(5,977)	(8,691)
Cash flows from financing activities
Issue of ordinary share capital including share premium (net of issuance costs)	0	25,336	0
Proceeds from shares to be issued	0	63	0
Net proceeds from senior secured term loan	5,000	80,015	0
Proceeds from convertible note issued	0	20,000	0
Expenses paid in connection with debt financing	(147)	(2,356)	(848)
Purchase of exchangeable notes	0	(86,730)	0
Repayment of senior secured term loan	(10,050)	(34,500)	0
Penalty for early settlement of term loan	(905)	(3,450)	0
Repayment of other loan	0	(23)	0
Interest paid on senior secured term loan	(7,314)	(6,424)	0
Interest paid on convertible note	(300)	(199)	0
Proceeds from Paycheck Protection loans	0	0	1,764
Interest paid on exchangeable notes	(8)	(1,293)	(3,996)
Payment of lease liabilities	(2,318)	(2,761)	(2,939)
Net cash used in financing activities	(16,042)	(12,322)	(6,019)
Decrease in cash and cash equivalents and short-term investments	(2,843)	(19,220)	(1,472)
Effects of exchange rate movements on cash held	(44)	(112)	55
Cash and cash equivalents and short-term investments at beginning of year	6,578	25,910	27,327
Cash and cash equivalents and short-term investments at end of year	$ 3,691	$ 6,578	$ 25,910